Cover	Jul. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2021
Entity File Number	001-39949
Entity Registrant Name	HealthCor Catalio Acquisition Corp.
Entity Central Index Key	0001833769
Entity Tax Identification Number	98-1569027
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	622-7800
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per Share
Trading Symbol	HCAQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false